Earnings Per Share - Schedule of net loss attributable to redeemable noncontrolling interests (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2020
Net income—Hoya Intermediate		$ 30,272	$ 3,138
Hoya Topco's weighted average % allocation of Hoya Intermediate's net income (loss)	59.90%	59.80%	59.90%	59.50%
Net income (loss) attributable to Hoya Topco's redeemable noncontrolling interests	$ (3,010)	$ 18,090	$ 1,879	$ 42,117
Net income (loss)	$ (5,024)	$ 12,182	$ 1,259	$ 70,794	$ (774,185)